Schedule of debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Debentures	R$ 8,147,617	R$ 6,757,481		R$ 8,429,710
Gross debt	8,240,769	6,837,819
Transaction cost	(93,152)	(80,338)
Debentures, current	2,144,485	1,881,411
Debentures, noncurent	R$ 6,003,132	4,876,070
Debentures Thirty Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel
Issue	7th
Allocation	Working capital or used to make investments in the issuer.
Issue date	01.19.2018
Number of installments	2
Final maturity	01.19.2021
Payment of chages	Half-yearly
Contractual financial charges p.y.	119.0% of DI
Effective interest rate p.y.	125.18% of DI
Contract amount			R$ 600,000
Debentures			R$ 303,101
Debentures Twenty Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel
Issue	8th
Allocation	Payment of the 6th issue of debentures and working capital increase
Guarantees	Personal guarantee
Issue date	06.14.2019
Number of installments	1
Final maturity	06.14.2022
Contractual financial charges p.y.	106.0% of DI
Effective interest rate p.y.	110.93% of DI
Contract amount	R$ 500,000
Debentures	R$ 502,400	500,475
Debentures Five Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	6th (2nd serie)
Allocation	Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects
Guarantees	Personal guarantee
Issue date	07.15.2019
Number of installments	1
Final maturity	07.15.2025
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 3.90%
Effective interest rate p.y.	IPCA+ 4.46%
Contract amount	R$ 200,000
Debentures	R$ 237,650	215,265
Debentures Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	3rd
Allocation	Working capital or used to make investments in the issuer.
Guarantees	Personal guarantee
Issue date	10.20.2017
Number of installments	3
Final maturity	10.20.2022
Payment of chages	Half-yearly
Contractual financial charges p.y.	126.0% of DI
Effective interest rate p.y.	131.21% of DI
Contract amount	R$ 1,000,000
Debentures	R$ 339,767	669,811
Debentures One Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	4th
Allocation	Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
Guarantees	Personal guarantee
Issue date	07.23.2018
Number of installments	3
Final maturity	07.23.2023
Payment of chages	Half-yearly
Contractual financial charges p.y.	126.0% of DI
Effective interest rate p.y.	133.77% of DI
Contract amount	R$ 1,000,000
Debentures	R$ 690,311	1,010,625
Debentures Two Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	5th
Allocation	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
Guarantees	Personal guarantee
Issue date	09.25.2018
Number of installments	5
Final maturity	09.15.2025
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 7.6475%
Effective interest rate p.y.	IPCA+ 8.3295%
Contract amount	R$ 290,000
Debentures	R$ 284,483	322,110
Debentures Four Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	6th (1st serie)
Allocation	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.
Guarantees	Personal guarantee
Issue date	07.15.2019
Number of installments	2
Final maturity	07.15.2024
Payment of chages	Half-yearly
Contractual financial charges p.y.	109.0% of DI
Effective interest rate p.y.	111.25% of DI
Contract amount	R$ 800,000
Debentures	R$ 825,358	807,793
Debentures Five 1 Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	7th (1nd serie)
Allocation	Reinforcement of the Issuer’s working capital; and (ii) the amortization and/or reimbursement of cash, of the principal portion of the debentures of each of the following issues of the Issuer: (a) 3rd (third) issue of the Issuer and (b) 4th (fourth) issue of the Issuer .
Guarantees	Personal guarantee
Issue date	10.15.2021
Number of installments	2
Final maturity	10.15.2026
Payment of chages	Half-yearly
Contractual financial charges p.y.	DI + spread 1.38%
Effective interest rate p.y.	DI + spread 1.45%
Contract amount	R$ 1,133,363
Debentures	R$ 1,148,216
Debentures Five 2 Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	7th (2nd serie)
Allocation	Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Usina Gov. Bento Munhoz da Rocha Netto; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.
Guarantees	Personal guarantee
Issue date	10.15.2021
Number of installments	3
Final maturity	10.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 5.7138% p.y.
Effective interest rate p.y.	IPCA + 6.1033% p.y.
Contract amount	R$ 366,637
Debentures	R$ 374,658
Debentures Six Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	3rd
Allocation	Working capital or used to make investments in the issuer.
Issue date	10.20.2017
Number of installments	2
Final maturity	10.20.2022
Payment of chages	Half-yearly
Contractual financial charges p.y.	126.0% of DI
Effective interest rate p.y.	130.85% of DI
Contract amount	R$ 500,000
Debentures	R$ 254,824	502,358
Debentures Seven Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	4th
Allocation	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
Issue date	09.27.2018
Number of installments	3
Final maturity	09.27.2023
Payment of chages	Half-yearly
Contractual financial charges p.y.	DI + spread 2.70%
Effective interest rate p.y.	CDI + 3.96%
Contract amount	R$ 1,000,000
Debentures	R$ 684,185	1,011,796
Debentures Eight Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	5th (1st serie)
Allocation	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer’s electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	Personal guarantee
Issue date	11.15.2019
Number of installments	3
Final maturity	11.15.2027
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 4.20%
Effective interest rate p.y.	IPCA+ 4.61%
Contract amount	R$ 500,000
Debentures	R$ 584,489	529,349
Debentures Nine Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	5th (2nd serie)
Allocation	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Issue date	11.15.2019
Number of installments	2
Final maturity	11.15.2022
Payment of chages	Half-yearly
Contractual financial charges p.y.	DI + spread 1.45%
Effective interest rate p.y.	CDI + 1.65%
Contract amount	R$ 350,000
Debentures	R$ 177,187	351,479
Debentures Nine 1 Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Allocation	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Issue date	06.16.2021
Number of installments	2
Final maturity	06.15.2026
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + spread 1.95%
Effective interest rate p.y.	CDI + 2.02%
Contract amount	R$ 1,000,000
Debentures	R$ 1,005,102
Debentures Nine 2 Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	6th (2nd serie)
Allocation	Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.
Issue date	06.16.2021
Number of installments	3
Final maturity	06.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 4.7742%
Effective interest rate p.y.	IPCA + 5.1564%
Contract amount	R$ 500,000
Debentures	R$ 529,366
Debentures 9 Due On [Member]
IfrsStatementLineItems [Line Items]
Issue	6th (1nd serie)
Debentures Tharteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Brisa Potiguar
Issue	2nd (1st serie)
Allocation	Implementation of wind generating plants.
Guarantees	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	03.24.2016
Number of installments	192
Final maturity	07.15.2032
Payment of chages	Monthly
Contractual financial charges p.y.	TJLP + 2.02%
Effective interest rate p.y.	TJLP + 2.02%
Contract amount	R$ 147,575
Debentures	R$ 100,240	109,677
Debentures Fourteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Brisa Potiguar
Issue	2nd (2nd serie)
Allocation	Implementation of wind generating plants
Guarantees	Real and personal guarantee and pledge of Copel GeT shares
Issue date	03.24.2016
Number of installments	192
Final maturity	07.15.2032
Payment of chages	Monthly
Contractual financial charges p.y.	IPCA + 9.87%
Effective interest rate p.y.	IPCA+ 10.92%
Contract amount	R$ 153,258
Debentures	R$ 131,630	130,449
Debentures Fifteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Cutia
Issue	1st
Allocation	Construction and implementation of wind generating plants.
Guarantees	Personal guarantee
Issue date	03.20.2019
Number of installments	26
Final maturity	12.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 5.8813%
Effective interest rate p.y.	IPCA+ 6.83%
Contract amount	R$ 360,000
Debentures	R$ 370,903	R$ 353,166
Debentures Sixteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Compagás
Issue	2nd
Allocation	Fund investment plan of the issuer.
Guarantees	Floating
Issue date	04.15.2016
Number of installments	54
Final maturity	12.15.2021
Payment of chages	Quarterly
Contractual financial charges p.y.	TJLP + 2.17%
Effective interest rate p.y.	TJLP + 2.17%
Contract amount	R$ 33,620
Debentures	R$ 3,000
Debentures Eighteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Compagás
Issue	3rd
Allocation	Issuer’s investment plan fund.
Guarantees	Real
Issue date	12.17.2019
Number of installments	18
Final maturity	06.28.2021
Payment of chages	Monthly
Contractual financial charges p.y.	DI + spread 0.88
Effective interest rate p.y.	5.68%
Contract amount	R$ 43,000
Debentures	R$ 2,890
Debentures Seventeen Due On [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Floating
Number of installments	0
Contractual financial charges p.y.	SELIC + 2.17%
Effective interest rate p.y.	SELIC + 2.17%
Debentures Nineteen Due On [Member]
IfrsStatementLineItems [Line Items]
Debentures	R$ 14,475